Note 11 - Share Capital	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
11.	SHARE CAPITAL

(a)	AUTHORIZED

Unlimited number of common shares
One special voting share

(b)	COMMON SHARES ISSUED

	Number of Shares	Amount

Balance, January 1, 2016	197,097,815	$81,027,171
Common shares issued on public offering	34,800,000	9,349,254
Share issue costs	-	(1,165,017)
Fair value of warrants issued on public offering	-	(5,985,378)
Common shares issued to settle liabilities	2,386,386	1,843,629
Common shares issued on business acquisitions	15,607,240	12,050,000
Funds from the exercise of stock options	5,648,000	1,654,988
Fair value of stock options exercised	-	1,737,879
Funds from the exercise of warrants and compensation warrants	3,794,412	1,943,919
Fair value of warrants and compensation warrants exercised	-	901,417

Balance, December 31, 2016	259,333,853	103,357,862
Funds from the exercise of stock options	685,000	123,528
Fair value of stock options exercised	-	134,831

Balance, December 31, 2017	260,018,853	103,616,221
Common shares issued on public offering	25,090,700	10,663,548
Share issue costs	-	(1,131,990)
Fair value of warrants issued on public offering	-	(2,286,426)
Fair value of compensation options issued to brokers	-	(479,204)
Funds from the exercise of stock options	372,250	87,974
Fair value of stock options exercised	-	82,330
Funds from the exercise of warrants and compensation warrants	2,600,500	1,028,471
Fair value of warrants and compensation warrants exercised	-	447,270

Balance, December 31, 2018	288,082,303	$112,028,194

On
November 2, 2016
the Company completed a Short Form Base Shelf and Supplemental Prospectus offering of
34,800,000
units at a price of
$0.269
(
CAD$0.36
) per unit for gross proceeds of
$9,349,254
(
CAD$12,528,000
). Each unit consists of
one
common share and
one
common share purchase warrant. Each whole warrant entitles the holder to purchase one
additional common share of the Company at a price of
$0.388
(
CAD$0.52
) per share for a period of
five
years. The agents received cash commissions in the aggregate of
$654,447
(
CAD$876,960
). Additional issue costs approximated
$510,570
(
CAD$666,618
).

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: dividend yield of
0%,
interest rate of
0.68%,
volatility of
91.37%
and estimated life of
5
years. The estimated fair value assigned to the warrants was
$5,985,378
(
$8,015,323
CAD).

On
March 21, 2018,
the Company completed a brokered "bought deal" public offering of
25,090,700
units at a price of
$0.425
(
CAD$0.55
) per unit for gross proceeds of
$10,663,548
(
CAD$13,799,885
). Each unit consists of
one
common share and
one
-half common share purchase warrant. Each whole warrant entitles the holder to purchase one
common share of the Company at a price of
$0.58
(
CAD$0.75
) per share until
March 21, 2020.
The broker was paid a cash commission of
$639,813
(
6%
) of the gross proceeds and received
1,505,442
compensation options. Each compensation option is exercisable into one
compensation unit of the Company at a price of
$0.425
(
CAD$0.55
) per compensation unit until
March 21, 2020
with each compensation unit comprising
one
common share and
one
-half compensation share purchase warrant. Each whole compensation share purchase warrant entitles the broker to purchase one
common share of the Company at a price of
$0.425
(
CAD$0.55
) per share until
March 21, 2020.
The Company paid an additional
$492,177
in other costs related to this financing.

Certain management participated in the “bought-deal” public offering, by acquiring
281,000
units at a price of
$0.425
(
CAD$0.55
) per unit for gross proceeds of
$119,425
(
CAD$154,550
).

The fair value of the share purchase warrants and compensation options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of
0%,
risk-free interest rate of
1.86%,
volatility of
94.77%,
and estimated life of
2
years. The estimated fair values assigned to the warrants and compensation options were
$2,286,426
and
$479,204
respectively.